OTHER ASSETS (Tables)	12 Months Ended
Sep. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets [Table Text Block]	Other assets consist of the following:
	September 30,
	2017	2018
	RMB	RMB

Prepaid lease	1,196	1,202
Guarantee fund for long-term borrowing	3,000	-

	4,196	1,202